Expense Example	Oct. 31, 2024 USD ($)
American Funds College 2042 Fund | American Funds College 2042 Fund | Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 434
Expense Example, with Redemption, 3 Years	612
Expense Example, with Redemption, 5 Years	805
Expense Example, with Redemption, 10 Years	1,362
American Funds College 2042 Fund | American Funds College 2042 Fund | Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	259
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	850
Expense Example, with Redemption, 10 Years	1,408
American Funds College 2042 Fund | American Funds College 2042 Fund | Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
American Funds College 2042 Fund | American Funds College 2042 Fund | Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	331
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	688
Expense Example, with Redemption, 10 Years	1,227
American Funds College 2042 Fund | American Funds College 2042 Fund | Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
American Funds College 2042 Fund | American Funds College 2042 Fund | Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
American Funds College 2042 Fund | American Funds College 2042 Fund | Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	433
Expense Example, with Redemption, 3 Years	609
Expense Example, with Redemption, 5 Years	800
Expense Example, with Redemption, 10 Years	1,351
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,397
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	330
Expense Example, with Redemption, 3 Years	499
Expense Example, with Redemption, 5 Years	683
Expense Example, with Redemption, 10 Years	1,215
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
American Funds College 2039 Fund | American Funds College 2039 Fund | Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
American Funds College 2036 Fund | American Funds College 2036 Fund | Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	426
Expense Example, with Redemption, 3 Years	587
Expense Example, with Redemption, 5 Years	763
Expense Example, with Redemption, 10 Years	1,271
American Funds College 2036 Fund | American Funds College 2036 Fund | Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	255
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,337
American Funds College 2036 Fund | American Funds College 2036 Fund | Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
American Funds College 2036 Fund | American Funds College 2036 Fund | Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	327
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	667
Expense Example, with Redemption, 10 Years	1,180
American Funds College 2036 Fund | American Funds College 2036 Fund | Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
American Funds College 2036 Fund | American Funds College 2036 Fund | Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
American Funds College 2036 Fund | American Funds College 2036 Fund | Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
American Funds College 2033 Fund | American Funds College 2033 Fund | Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	421
Expense Example, with Redemption, 3 Years	572
Expense Example, with Redemption, 5 Years	737
Expense Example, with Redemption, 10 Years	1,213
American Funds College 2033 Fund | American Funds College 2033 Fund | Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	250
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,279
American Funds College 2033 Fund | American Funds College 2033 Fund | Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
American Funds College 2033 Fund | American Funds College 2033 Fund | Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	323
Expense Example, with Redemption, 3 Years	478
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	1,134
American Funds College 2033 Fund | American Funds College 2033 Fund | Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
American Funds College 2033 Fund | American Funds College 2033 Fund | Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
American Funds College 2033 Fund | American Funds College 2033 Fund | Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
American Funds College 2030 Fund | American Funds College 2030 Fund | Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	419
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	726
Expense Example, with Redemption, 10 Years	1,190
American Funds College 2030 Fund | American Funds College 2030 Fund | Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,256
American Funds College 2030 Fund | American Funds College 2030 Fund | Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
American Funds College 2030 Fund | American Funds College 2030 Fund | Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	321
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	635
Expense Example, with Redemption, 10 Years	1,110
American Funds College 2030 Fund | American Funds College 2030 Fund | Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
American Funds College 2030 Fund | American Funds College 2030 Fund | Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
American Funds College 2030 Fund | American Funds College 2030 Fund | Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
American Funds College 2027 Fund | American Funds College 2027 Fund | Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	418
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	721
Expense Example, with Redemption, 10 Years	1,178
American Funds College 2027 Fund | American Funds College 2027 Fund | Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	247
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,244
American Funds College 2027 Fund | American Funds College 2027 Fund | Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
American Funds College 2027 Fund | American Funds College 2027 Fund | Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	320
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	630
Expense Example, with Redemption, 10 Years	1,099
American Funds College 2027 Fund | American Funds College 2027 Fund | Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
American Funds College 2027 Fund | American Funds College 2027 Fund | Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
American Funds College 2027 Fund | American Funds College 2027 Fund | Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
American Funds College Enrollment Fund | American Funds College Enrollment Fund | Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	320
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	630
Expense Example, with Redemption, 10 Years	1,099
American Funds College Enrollment Fund | American Funds College Enrollment Fund | Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,256
American Funds College Enrollment Fund | American Funds College Enrollment Fund | Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
American Funds College Enrollment Fund | American Funds College Enrollment Fund | Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	320
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	630
Expense Example, with Redemption, 10 Years	1,099
American Funds College Enrollment Fund | American Funds College Enrollment Fund | Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
American Funds College Enrollment Fund | American Funds College Enrollment Fund | Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
American Funds College Enrollment Fund | American Funds College Enrollment Fund | Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	$ 443